RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2011
Purchases from Related Parties

Predecessor purchases from related parties were as follows:

(in millions)	Eleven Months Ended November 31, 2010	Year Ended December 31, 2009
MOC	$276.9	$155.6
MPC LP	67.5	64.2
MP Trading Canada	992.3	1,027.7
Minnesota Pipe Line	25.3	26.4
Speedway	16.3	16.4

Total	$1,378.3	$1,290.3